Information about Troubled Debt Restructurings of Financing Receivables (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2012 Consumer Housing loans USD ($)	Mar. 31, 2012 Consumer Housing loans JPY (¥)	Mar. 31, 2012 Corporate Loans USD ($)	Mar. 31, 2012 Corporate Loans JPY (¥)	Mar. 31, 2012 Non-recourse Loans Japan USD ($)	Mar. 31, 2012 Non-recourse Loans Japan JPY (¥)	Mar. 31, 2012 Non-recourse Loans United States USD ($)	Mar. 31, 2012 Non-recourse Loans United States JPY (¥)	Mar. 31, 2012 Real estate companies USD ($)	Mar. 31, 2012 Real estate companies JPY (¥)	Mar. 31, 2012 Other - Other USD ($)	Mar. 31, 2012 Other - Other JPY (¥)
Financing Receivable, Modifications [Line Items]
Pre-modification Outstanding Recorded Investment	$ 357	¥ 29,338	$ 23	¥ 1,867	$ 334	¥ 27,471	$ 11	¥ 943	$ 95	¥ 7,783	$ 78	¥ 6,436	$ 150	¥ 12,309
Post-modification Outstanding Recorded Investment	$ 338	¥ 27,802	$ 21	¥ 1,690	$ 317	¥ 26,112	$ 11	¥ 943	$ 91	¥ 7,518	$ 69	¥ 5,636	$ 146	¥ 12,015